Document and Entity Information	Jun. 16, 2026
Cover [Abstract]
Entity Registrant Name	YUM BRANDS INC
Amendment Flag	false
Entity Central Index Key	0001041061
Document Type	8-K
Document Period End Date	Jun. 16, 2026
Entity Incorporation State Country Code	NC
Entity Tax Identification Number	13-3951308
Entity Address, Address Line One	1441 Gardiner Lane
Entity Address, City or Town	Louisville
Entity Address, State or Province	KY
Entity Address, Postal Zip Code	40213
City Area Code	(502)
Local Phone Number	874-8300
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, no par value
Trading Symbol	YUM
Security Exchange Name	NYSE
Entity Emerging Growth Company	false